Average Annual Total Returns (Capital Growth Portfolio Annuity)	Capital Growth Portfolio Capital Growth Portfolio - Capital Growth Portfolio 1/1/2014 - 12/31/2014	Standard & Poor's 500 Index Capital Growth Portfolio Capital Growth Portfolio - Capital Growth Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.43%	13.69%
Five Years	16.23%	15.45%
Ten Years	10.37%	7.67%